CERTAIN RISKS AND CONCENTRATION	12 Months Ended
Dec. 31, 2011
CERTAIN RISKS AND CONCENTRATION
25.	CERTAIN RISKS AND CONCENTRATION

Financial instruments that potentially subject the Group to significant concentrations of credit risk consist primarily of cash and cash equivalents, restricted cash, short-term investments, accounts receivable, prepayments and other current assets. As of December 31, 2010 and 2011, substantially all of the Group's cash were held by major financial institutions located in the PRC.

The Group has contracts for the purchases of materials and equipment which are denominated in foreign currencies, including US Dollars, Swiss Francs, Euros and Japanese Yen. For the year ended December 31, 2011, 80% of the Group's revenues are dominated in foreign currencies, including US Dollars and Euros. Renminbi, the functional currency of the Group, is not freely convertible into foreign currencies. The Group has entered into foreign exchange forward contracts with local banks to reduce the exposure of significant changes in the exchange rates between Renminbi and foreign currencies.

The following table summarizes the percentage of the Company’s revenue over 10% of total revenue for the years ended December 31, 2009, 2010 and 2011, and accounts receivable represented by customers with balances over 10% of accounts receivables as of December 31, 2010 and 2011, respectively:

	Revenue
	Year ended December 31,
	2009	2010	2011
	RMB	RMB	RMB
Company A	—	5%	16%

	Accounts receivable
	December 31,
	2010	2011
	RMB	RMB
Company B	—	14%
Company C	—	11%

The Group relies on a limited number of equipment suppliers including GT Solar Incorporated ("GT Solar"), Miyamoto Trading Limited ("Miyamoto"), Ningxia Jing Yang Automation Co., Ltd. ("Jing Yang"), Applied Materials Baccini S.P.A, (currently "Applied Materials Italia S.R.L."), or "Applied Materials" and Centrotherm Photovoltaics AG (“Centrotherm”) for a majority of principal manufacturing equipment and spare parts. For the year ended December 31, 2009, 24% and 18% of the Group's manufacturing equipment were purchased from Miyamoto and Jing Yang, respectively. For the year ended December 31, 2010, 17%, 10% and 10% of the Group's manufacturing equipment were purchased from Miyamoto, GT Solar and Applied Materials. For the year ended December 31, 2011, 17%, 13% and 10% of the Group's manufacturing equipment were purchased from Miyamoto, Applied Materials and Centrotherm, respectively. No other suppliers individually accounted for more than 10% of the equipment purchase for the periods presented.

As of December 31, 2011, 32% and 23% of the balance of the Group's advance payments were made to two major suppliers, Hoku Materials, Inc. ("Hoku"), a fully owned subsidiary of Hoku Corporation (formerly known as "Hoku Scientific, Inc.") and Wuxi Zhong Cai Technologies Co., Ltd., ("Zhong Cai") respectively. The Group is exposed to the credit and financial risks of these suppliers. The Group's financial condition and results of operations may be materially affected if the suppliers fail to meet their obligations of supplying silicon materials according to the contractually agreed schedules. No other individual supplier has advance payment balances that accounted for more than 10% of the total balance as of December 31, 2011.

Hoku is currently in the process of undertaking a construction project for producing virgin polysilicon which the Group has contracted for. While the Group's prepayment to Hoku is secured by a lien on Hoku's assets according to the terms of the supply contract with Hoku, such lien is deeply subordinated and shared with all other customers and other senior lenders of Hoku. According to Hoku’s Form 10-Q for the quarter ended December 31, 2011 filed on March 5, 2012, Hoku expects to raise at least an additional US$139.8 million to complete the construction of its planned 4,000 metric ton plant with a total estimated cost of US$700.0 million. Jiangxi Jinko and Hoku entered into a supplementary agreement in September 2011. Pursuant to this agreement, the first shipment date of the polysilicon materials has been further postponed to July 1, 2012, which was previously scheduled at July 1, 2011. The annual prices terms for the first four years are fixed. However, if the difference between the contract price and the average contract price for the last twelve months reflected in the PCSPI or another mutually acceptable third party index exceeds a defined band, the price under our long-term supply contract with Hoku will be subject to renegotiation by the parties. The prices for the final four years will be determined by both parties three months prior to the expiration of each shipment date. And Hoku will refund in total US$2.2 million to Jiangxi Jinko, with monthly payment of US$0.22 million from September 2011 to June 2012. Up to February 2012, the Group received US$0.88 million of the refund from Hoku. As of December 31, 2011, the Group did not record any provisions in relation to the prepayment to Hoku as the potential impairment loss was not probable. However, if Hoku fails to complete its construction project, which could cause it to fail to fulfill its contractual delivery obligations to the Group, or if Hoku ceases to continue as a going concern, the Group may have difficulty recoveringall or any of the deposits of US$19.56 million the Group paid to Hoku, which could have a material adverse effect on the financial condition of the Group.

Zhongcai is a producer of virgin polysilicon materials with which the Company entered into a long-term purchase contract in July 2008. Wuxi Zhong Cai Group Co., Ltd., the parent company of Zhong Cai, provided guarantee to the Company for execution of the purchase contract. The Company and Zhong Cai entered into a supplementary agreement in January 2009. Pursuant to this supplementary agreement, the purchase price of polysilicon materials will be negotiated based on the market price. The delivery schedule and utilization of advance payments will be further negotiated. Close to the end of year 2011, Zhong Cai stopped its production in response to the change in the polysilicon market. Zhong Cai resumed part of its manufacturing capacity in March 2012. If Zhong Cai cannot ramp up its production with a reasonable profit margin or undergoes any difficulty in its operation, the Company may not be able to recover all or any of the advance payment of Rmb95.6 million that has been made to Zhong Cai, and then may have to rely on the guarantee from Wuxi Zhong Cai Group Co., Ltd. to recover the advance payment. As of December 31, 2011, the Company did not record any provisions in relation to the prepayment of RMB95.6 million to Zhong Cai as the potential impairment loss was not probable.